Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share-based Compensation
Summary of the option activities

		Weighted
		Average	Weighted
		Remaining	Average
		Contractual	Exercise
	Number of options	Life (Years)	Price (US$)

Outstanding and exercisable, June 30, 2020	—	—	—
Recognition of options originally under 2018 Option Plan and replaced by 2019 Option plan as of March 26, 2021	750,247	1.11	16.43
Recognition of new options granted under 2019 Option plan as of March 26, 2021	1,499,753	2.00	—
Forfeited	(235,613)	—	0.74
Exercised	—	—	—
As of June 30, 2021	2,014,387	1.48	5.29
Forfeited	(102,084)	—	1.21
Exercised	—	—	—
As of June 30, 2022	1,912,303	0.62	5.02
Forfeited	(28,500)	—	1.27
Exercised	—	—	—
As of June 30, 2023	1,883,803	0.15	5.03
Forfeited	—	—	—
Exercised	—	—	—
As of June 30, 2024	1,883,803	—	5.48